Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 173,422	$ 1,848	₨ 174,957	₨ 147,210
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 60,594		₨ 61,130	₨ 51,435
Income exempt from tax	(13,755)		(12,960)	(14,897)
Basis differences that will reverse during a tax holiday period	66		(332)	(202)
Income taxed at higher/ (lower) rates	(7,393)		(7,736)	(7,497)
Taxes related to prior years	(4,141)		(2,306)	2,567
Changes in unrecognized deferred tax assets	123		(17)	1,092
Expenses disallowed for tax purpose	4,803		4,460	3,945
Others, net	470		538	(354)
Income tax expense	₨ 40,767	$ 434	₨ 42,777	₨ 36,089
Effective income tax rate	23.51%	23.51%	24.45%	24.52%